RESTRICTED CASH, CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash (non-current)	$ 1,099	$ 812
Restricted cash (current)	213	227
Cash and cash equivalents	207,342	191,924	$ 205,159	$ 74,348
Total restricted cash, cash and cash equivalents	$ 208,654	$ 192,963